UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07410
Exact name of registrant as specified in charter:	Delaware Investments® National Municipal Income Fund
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	March 31
Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® National Municipal Income Fund
June 30, 2017 (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds – 145.27%
Corporate-Backed Revenue Bonds – 10.68%
Buckeye, Ohio Tobacco
Settlement Financing
Authority
Asset-Backed -2
Series A-2 5.875% 6/1/47	500,000	$490,310
Series A-2 6.50% 6/1/47	430,000	429,940
Golden State, California
Tobacco Securitization
Corporate Settlement
Revenue
(Asset-Backed Senior
Notes) Series A-1
5.75% 6/1/47	790,000	795,720
Illinois Railsplitter Tobacco
Settlement Authority
6.25% 6/1/24	500,000	510,440
Louisiana Local Government
Environmental Facilities &
Community Development
Authority
(Westlake Chemical)
Series A 6.50% 8/1/29	645,000	728,495
Series A-1 6.50% 11/1/35	255,000	290,606
M-S-R Energy Authority,
California Gas
Series B 6.50% 11/1/39	250,000	353,363
Series C 7.00% 11/1/34	1,000,000	1,421,050
Shoals, Indiana
(National Gypsum Project)
7.25% 11/1/43 (AMT)	310,000	356,981
Suffolk County, New York
Tobacco Asset
Securitization
Series B 5.00% 6/1/32	750,000	809,565
Tobacco Settlement Financing
Corporation, Louisiana
Asset-Backed Note Series A
5.25% 5/15/35	460,000	502,191
TSASC Revenue, New York
(Settlement) Series A
5.00% 6/1/41	60,000	66,720
Valparaiso, Indiana
(Pratt Paper Project)
7.00% 1/1/44 (AMT)	240,000	288,864
		7,044,245
Education Revenue Bonds – 24.41%
Arizona Industrial
Development Authority
Revenue
(American Charter Schools
Foundation Project) 144A
6.00% 7/1/47 #	330,000	342,256
Bowling Green, Ohio Student
Housing Revenue
(CFP I State University
Project) 6.00% 6/1/45	260,000	276,185
California Educational
Facilities Authority Revenue
(Loma Linda University)
Series A 5.00% 4/1/47	500,000	561,930
California State University
(Systemwide) Series A
5.00% 11/1/42	200,000	236,650
East Hempfield Township,
Pennsylvania Industrial
Development Authority
(Student Services Income -
Student Housing Project)
5.00% 7/1/35	1,000,000	1,056,830
Health & Educational Facilities
Authority of the State of
Missouri
(St. Louis College of
Pharmacy Project)
5.25% 5/1/33	500,000	548,845
(Washington University)
Series B 5.00% 11/15/30	600,000	685,074
Louisiana Public Facilities
Authority Revenue
(Provident Group-Flagship
Properties) Series A
5.00% 7/1/56	500,000	550,945
Marietta, Georgia
Development Authority
Revenue
(Life University Income
Project) 7.00% 6/15/39	430,000	439,150
Maryland Health & Higher
Educational Facilities
Authority
(Loyola University) Series A
5.00% 10/1/39	650,000	722,729

(continues)     NQ- OV9 [6/17] 8/17 (239705) 1

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Massachusetts Development
Finance Agency
(Umass Boston Student
Housing Project)
5.00% 10/1/48	285,000	$311,040
Monroe County, New York
Industrial Development
Revenue
(Nazareth College
Rochester Project)
5.50% 10/1/41	495,000	543,005
Montgomery County,
Pennsylvania Higher
Education & Health
Authority Revenue
(Arcadia University)
5.25% 4/1/30	550,000	576,862
New Hope, Texas Cultural
Education Facilities
(Chief-Collegiate Housing-
Tarleton St.)
5.00% 4/1/34	1,000,000	1,065,900
New Jersey Economic
Development Authority
Revenue
(MSU Student Housing
Project) 5.875% 6/1/42	450,000	486,351
New York City, New York Trust
For Cultural Resources
(Whitney Museum of
American Art)
5.00% 7/1/31	500,000	557,140
New York State Dormitory
Authority
(Columbia University)
5.00% 10/1/41	600,000	673,950
Pennsylvania State Higher
Educational Facilities
Authority Revenue
(University Properties - East
Stroudsburg University)
5.25% 7/1/19	510,000	533,970
Pennsylvania State University
Series A 5.00% 9/1/47	1,000,000	1,172,220
Philadelphia, Pennsylvania
Authority for Industrial
Development
(1st Philadelphia
Preparatory College)
7.25% 6/15/43	370,000	430,684
Phoenix, Arizona Industrial
Development Authority
Revenue
(Rowan University Project)
5.00% 6/1/42	1,000,000	1,084,620
Pima County, Arizona
Industrial Development
Authority Education
Revenue
(Edkey Charter School
Project) 6.00% 7/1/48	500,000	421,350
Private Colleges & Universities
Authority Revenue, Georgia
(Mercer University) Series A
5.00% 10/1/32	135,000	145,195
Swarthmore Borough
Authority, Pennsylvania
(Swarthmore College
Project) 5.00% 9/15/32	490,000	581,385
Troy, New York Capital
Resource Revenue
(Rensselaer Polytechnic)
Series A 5.125% 9/1/40	600,000	656,832
University of California
Series AI 5.00% 5/15/32	1,000,000	1,168,510
Wyoming Community
Development Authority
Student Housing Revenue
(CHF-Wyoming LLC)
6.50% 7/1/43	250,000	274,780
		16,104,388
Electric Revenue Bonds – 3.46%
Imperial Irrigation District
Electric System Revenue,
California
Series C 5.00% 11/1/28	60,000	72,848
JEA Electric System Revenue,
Florida
Series A 5.00% 10/1/33	1,000,000	1,150,720
Long Island Power Authority,
New York
Series A 5.00% 9/1/44	250,000	281,343
Series B 5.00% 9/1/46	130,000	148,685
Los Angeles, California
Department of Water &
Power System Revenue
Series C 5.00% 7/1/26	500,000	630,065
		2,283,661

2 NQ- OV9 [6/17] 8/17 (239705)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds – 25.97%
Alabama Special Care
Facilities Financing
Authority-Birmingham
Alabama
(Methodist Home for the
Aging) 6.00% 6/1/50	500,000	$551,875
Arizona Health Facilities
Authority Revenue
(Catholic Healthcare West)
Series D 5.00% 7/1/28	500,000	528,295
California Health Facilities
Financing Authority
Revenue
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	400,000	510,692
California Statewide
Communities Development
Authority
(Loma Linda University
Medical Center) Series A
144A 5.25% 12/1/56 #	760,000	829,342
Capital Trust Agency, Florida
(Tuscan Gardens Senior
Living Center) Series A
7.00% 4/1/49	375,000	379,429
Colorado Health Facilities
Authority Revenue
(Healthcare Facilities -
American Baptist)
8.00% 8/1/43	330,000	377,022
Cuyahoga County, Ohio
Hospital Revenue
(The Metrohealth System)
5.50% 2/15/57	1,000,000	1,099,480
Hawaii Pacific Health Special
Purpose Revenue
Series A 5.50% 7/1/40	300,000	323,892
Housing & Redevelopment
Authority of The City of St.
Paul Minnesota
(Healthpartners Obligation
Group) 5.00% 7/1/29	1,000,000	1,165,730
Kalispell, Montana
(Immanuel Lutheran
Corporation Project)
Series A 5.25% 5/15/37	700,000	731,227
Lycoming County,
Pennsylvania Authority
Health System Revenue
(Susquehanna Health
System Project) Series A
5.50% 7/1/28	500,000	538,545
Maine Health & Higher
Educational Facilities
Authority Revenue
(Maine General Medical
Center) 6.75% 7/1/41	300,000	328,785
Maricopa County, Arizona
Industrial Development
Authority Health Facilities
Revenue
(Catholic Healthcare West)
Series A 6.00% 7/1/39	500,000	538,560
Miami-Dade County, Florida
Health Facilities Authority
Revenue
(Nicklaus Children’s
Hospital Project)
5.00% 8/1/47	200,000	225,816
Michigan Finance Authority
Revenue
(Beaumont Health Credit
Group) 5.00% 11/1/44	1,000,000	1,117,560
Moon, Pennsylvania Industrial
Development Authority
(Baptist Homes Society
Obligation)
6.125% 7/1/50	750,000	805,860
New Hampshire Health and
Education Facilities
Authority Revenue
(Dartmouth - Hitchcock
Medical Center)
6.00% 8/1/38	300,000	329,379
New Hope, Texas Cultural
Education Facilities
(Cardinal Bay Inc.)
Series A1 4.00% 7/1/36	55,000	56,593
Series A1 5.00% 7/1/46	135,000	149,642
Series A1 5.00% 7/1/51	135,000	149,300
Series B 4.25% 7/1/36	80,000	81,499
Series B 4.75% 7/1/51	160,000	166,784
Series B 5.00% 7/1/46	135,000	144,910

(continues)     NQ- OV9 [6/17] 8/17 (239705) 3

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Jersey Health Care
Facilities Financing
Authority Revenue
(St. Peters University
Hospital) 6.25% 7/1/35	300,000	$322,101
New York State Dormitory
Authority
(Orange Regional Medical
Center) 144A
5.00% 12/1/35 #	500,000	551,360
Ohio State
(Cleveland Clinic Health)
Series A 5.50% 1/1/39	300,000	318,507
Orange County, Florida Health
Facilities Authority Revenue
(Mayflower Retirement
Center)
5.00% 6/1/32	400,000	426,468
5.00% 6/1/36	250,000	265,120
5.125% 6/1/42	750,000	796,230
Oregon State Facilities
Authority Revenue
(Peacehealth Project)
Series A 5.00% 11/15/29	500,000	581,200
Palm Beach County Health
Facilities Authority, Florida
(Sinai Residences Boca
Raton Project)
7.25% 6/1/34	20,000	23,629
7.50% 6/1/49	105,000	125,069
Palomar Health, California
5.00% 11/1/39	130,000	142,480
Tarrant County, Texas Cultural
Education Facilities Finance
(Baylor Scott & White
Health) Series A
5.00% 11/15/45	330,000	374,474
(Buckner Senior Living -
Ventana Project)
6.75% 11/15/47	250,000	263,795
West Virginia Hospital Finance
Authority Revenue
(Highland Hospital
Obligation Group)
9.125% 10/1/41 ‡	500,000	462,200
Westminster, Maryland
(Lutheran Village Millers
Grant Inc.) 6.00% 7/1/34	500,000	540,880
Yavapai County, Arizona
Industrial Development
Authority Revenue
(Yavapai Regional Medical
Center) Series A
5.00% 8/1/28	720,000	805,882
		17,129,612
Housing Revenue Bond – 0.68%
California Municipal Finance
Authority Mobile Home
Park Revenue
(Caritas Project) Series A
6.40% 8/15/45	415,000	451,491
		451,491
Lease Revenue Bonds – 10.38%
California State Public Works
Board Lease Revenue
(Various Capital Projects)
Series A 5.00% 4/1/37	1,000,000	1,123,260
Idaho State Building Authority
Revenue
(Health & Welfare Project)
Series A 5.00% 9/1/24	135,000	155,860
(State Police) Series I
5.00% 9/1/23	760,000	878,727
Minnesota State General
Revenue Appropriations
Series B 5.00% 3/1/29	2,000,000	2,291,200
MTA Hudson Rail Yards Trust
Obligations, New York
Series A 5.00% 11/15/56	735,000	813,402
New Jersey Economic
Development Authority
Series WW 5.25% 6/15/30	1,000,000	1,057,350
(School Facilities
Construction)
5.00% 9/1/18	25,000	25,849
Public Finance Authority,
Wisconsin Airport Facilities
Revenue
(AFCO Investors II
Portfolio) 5.75% 10/1/31	500,000	504,115
		6,849,763
Local General Obligation Bonds – 3.37%
Chicago, Illinois
Series A 5.50% 1/1/34	225,000	225,272
Series C 5.00% 1/1/38	500,000	478,370

4 NQ- OV9 [6/17] 8/17 (239705)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
District of Columbia
Series A 5.00% 6/1/37	1,000,000	$1,186,510
New York, New York
Series A-1 5.25% 8/15/21	250,000	262,295
Series I-1 5.375% 4/1/36	65,000	69,722
		2,222,169
Pre-Refunded/Escrowed to Maturity Bonds – 19.19%
Atlanta, Georgia Water &
Wastewater Revenue
Series A
6.25% 11/1/39-19§	300,000	335,505
Brevard County, Florida
Health Facilities Authority
Revenue
(Health First Project)
7.00% 4/1/39-19§	350,000	386,131
Brooklyn Arena Local
Development, New York
Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40-20§	940,000	1,061,476
6.50% 7/15/30-20§	300,000	340,644
Butler County, Pennsylvania
Hospital Authority Revenue
(Butler Health System
Project)
7.125% 7/1/29-19§	300,000	334,818
California State Economic
Recovery
Series A 5.25% 7/1/21-19§	165,000	178,974
(Unrefunded) Series A
5.25% 7/1/21-19§	95,000	103,045
California Statewide
Communities Development
Authority School Facility
Revenue
(Aspire Public Schools)
6.125% 7/1/46-19§	625,000	672,563
Central Texas Regional
Mobility Authority Revenue
Senior Lien
6.00% 1/1/41-21§	520,000	604,198
Harris County, Texas Industrial
Development Corporation
Solid Waste Disposal
Revenue
(Deer Park Refining Project)
5.00% 2/1/23-19§	150,000	163,884
Illinois Finance Authority
Revenue
(Silver Cross & Medical
Centers)
7.00% 8/15/44-19§	950,000	1,066,271
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference
Health Care Facility Project)
7.75% 10/1/41-19§	300,000	343,500
Louisiana Public Facilities
Authority Revenue
(Ochsner Clinic Foundation
Project)
6.50% 5/15/37-21§	105,000	125,811
Metropolitan Transit Authority
of Harris County, Texas
Series A
5.00% 11/1/24-21§	500,000	578,425
Monroe County, Pennsylvania
Hospital Authority Revenue
(Pocono Medical Center)
Series A 5.00% 1/1/41-22§	500,000	580,895
New Jersey Economic
Development Authority
(School Facilities
Construction)
5.00% 9/1/18	75,000	78,469
New Mexico Hospital
Equipment Loan Council
Revenue
(Presbyterian Healthcare)
5.00% 8/1/39-19§	500,000	540,445
New York, New York
Series I-1
5.375% 4/1/36-19§	185,000	199,041
Oregon State Department of
Transportation
Series A
5.00% 11/15/26-23§	1,000,000	1,209,490
Oregon State Facilities
Authority Revenue
(Concordia University
Project) Series A 144A
6.125% 9/1/30-20#§	100,000	115,089
Pennsylvania State Higher
Educational Facilities
Authority Revenue
(Edinboro University
Foundation)
5.80% 7/1/30-20§	400,000	453,728

(continues)     NQ- OV9 [6/17] 8/17 (239705) 5

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Turnpike
Commission Subordinate
(Special Motor License
Foundation)
5.00% 12/1/22-20§	500,000	$564,570
Phoenix, Arizona Civic
Improvement Wastewater
Systems Revenue
(Junior Lien) Series A
5.00% 7/1/39-19§	900,000	970,461
San Francisco, California City
& County Public Utilities
Commission Water
Revenue
Series F
5.00% 11/1/27-20§	500,000	564,515
University Medical Center,
Tucson, Arizona Hospital
Revenue
6.50% 7/1/39-19§	500,000	553,340
University of Arizona
Series A 5.00% 6/1/39-19§	500,000	537,625
		12,662,913
Special Tax Revenue Bonds – 13.43%
Anne Arundel County,
Maryland Special
Obligation Revenue
(National Business Park -
North Project)
6.10% 7/1/40	200,000	206,664
Central Puget Sound,
Washington Regional
Transit Authority
(Green Bond -
Improvement) Series S-1
5.00% 11/1/35	750,000	879,803
Guam Government Business
Privilege Tax Revenue
Series A 5.00% 1/1/22	775,000	858,770
Series B-1 5.00% 1/1/42	540,000	564,311
Massachusetts Bay
Transportation Authority
Senior
Series A 5.25% 7/1/29	200,000	255,418
Mosaic District, Virginia
Community Development
Authority Revenue
Series A 6.875% 3/1/36	520,000	574,678
New Jersey Economic
Development Authority
Revenue
5.00% 6/15/28	200,000	214,236
5.00% 6/15/29	800,000	852,984
(School Facilities
Construction) Series AA
5.50% 12/15/29	295,000	307,788
New York City, New York
Transitional Finance
Authority Future Tax
Secured Revenue
(Future Tax Secured -
Subordinated Fiscal)
Series E-1 5.00% 2/1/41	745,000	855,752
New York State Dormitory
Authority
Series A 5.00% 3/15/33	1,000,000	1,142,480
(State Personal Income Tax
Revenue-Education)
Series A 5.00% 3/15/38	570,000	606,628
Northampton County,
Pennsylvania Industrial
Development Authority
Revenue
(Route 33 Project)
7.00% 7/1/32	205,000	237,189
Public Finance Authority,
Wisconsin Airport Facilities
Revenue
(American Dream @
Meadowlands Project)
144A 7.00% 12/1/50 #	490,000	514,275
Regional Transportation
District, Colorado Tax
Revenue
(Denver Transit Partners)
6.00% 1/15/41	500,000	552,255
Wyandotte County, Kansas
City, Kansas Unified
Government Special
Obligation Revenue
(Sales Tax - Vacation Village
Project A) Series A
5.75% 9/1/32	235,000	236,431
		8,859,662
State General Obligation Bonds – 4.41%
California State
5.25% 11/1/40	320,000	360,438
(Various Purposes)

6 NQ- OV9 [6/17] 8/17 (239705)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State
5.00% 8/1/27	500,000	$615,340
5.00% 10/1/41	440,000	493,544
6.00% 4/1/38	105,000	113,877
Illinois State
5.00% 5/1/36	90,000	90,563
5.00% 2/1/39	160,000	161,064
Series A 5.00% 4/1/38	170,000	171,000
New York State
Series A 5.00% 2/15/39	300,000	319,053
Oregon State
Series K 5.00% 5/1/22	500,000	584,140
		2,909,019
Transportation Revenue Bonds – 24.80%
Alameda Corridor, California
Transportation Authority
(2nd Sub Lien) Series B
5.00% 10/1/37	430,000	487,491
Atlanta, Georgia Department
of Aviation
Series B 5.00% 1/1/29	1,000,000	1,169,450
Chicago, Illinois O’Hare
International Airport
Revenue
(General-Senior Lien)
Series D 5.25% 1/1/34	1,000,000	1,123,600
Maryland State Economic
Development Revenue
(Transportation Facilities
Project) Series A
5.75% 6/1/35	255,000	274,270
Metropolitan Transportation
Authority, New York
Series A 5.00% 11/15/41	500,000	562,555
New Jersey State Turnpike
Authority
Series A 5.00% 1/1/27	1,000,000	1,147,810
New Orleans, Louisiana
Aviation Board
Series B
5.00% 1/1/45 (AMT)	1,000,000	1,107,270
New York Liberty
Development Revenue
(1 World Trade Center Port
Authority Construction)
5.00% 12/15/41	500,000	560,270
New York Transportation
Development
(La Guardia Airport)
Series A
5.25% 1/1/50 (AMT)	700,000	768,299
North Texas Tollway Authority
Special Projects System
Series A 5.00% 9/1/20	250,000	278,955
Pennsylvania Turnpike
Commission Subordinate
Series A-1 5.00% 12/1/43	500,000	551,715
(Special Motor License
Foundation) Series B
5.00% 12/1/41	500,000	545,850
Port Authority of Allegheny
County, Pennsylvania
5.75% 3/1/29	900,000	1,033,740
Port Authority of New York &
New Jersey Special Project
(JFK International Air
Terminal)
6.00% 12/1/42	230,000	258,674
6.50% 12/1/28	500,000	508,230
Salt Lake City, Utah Airport
Revenue
Series B 5.00% 7/1/42	625,000	732,331
St. Louis, Missouri Airport
Revenue
(Lambert St. Louis
International)
5.00% 7/1/32 (AMT)	1,000,000	1,067,820
Series A-1 6.625% 7/1/34	325,000	357,607
Texas Private Activity Bond
Surface Transportation
(Senior Lien - Blueridge
Transportation)
5.00% 12/31/40 (AMT)	110,000	121,615
5.00% 12/31/45 (AMT)	110,000	121,022
5.00% 12/31/50 (AMT)	160,000	175,112
5.00% 12/31/55 (AMT)	160,000	174,539
Texas Private Activity Bond
Surface Transportation
Corporate Senior Lien
Revenue
(LBJ Infrastructure)
7.00% 6/30/40	285,000	322,765
7.50% 6/30/33	665,000	765,714
(Mobility Partners)
7.50% 12/31/31	500,000	568,245

(continues)     NQ- OV9 [6/17] 8/17 (239705) 7

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond
Surface Transportation
Corporate Senior Lien
Revenue
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	$261,385
6.875% 12/31/39	1,000,000	1,123,280
7.00% 12/31/38 (AMT)	165,000	189,471
		16,359,085
Water & Sewer Revenue Bonds – 4.49%
City of Chicago, Illinois
Waterworks Revenue
(2nd Lien) 5.00% 11/1/29	280,000	317,282
Massachusetts Water
Resources Authority
(Green Bond) Series B
4.00% 8/1/36	500,000	536,205
New York City Water & Sewer
System, New York
(2nd Generation Fiscal
2013) Series CC
5.00% 6/15/47	345,000	390,223
Philadelphia, Pennsylvania
Water & Wastewater
Revenue
Series A 5.00% 7/1/45	500,000	561,730
Southern California Water
Replenishment District
5.00% 8/1/41	1,000,000	1,155,050
		2,960,490
Total Municipal Bonds
(cost $89,487,961)		95,836,498
Total Value of Securities – 145.27%
(cost $89,487,961)		95,836,498
Liquidation Value of Preferred
Stock – (45.47%)		(30,000,000)
Receivables and Other
Assets Net of
Liabilities – 0.20%		135,882
Net Assets Applicable to
4,528,443 Shares
Outstanding – 100.00%		$65,972,380
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $2,352,322, which represents 3.57% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

AMT – Subject to Alternative Minimum Tax

See accompanying notes.

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Notes
Delaware Investments® National Municipal Income Fund
June 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Investments National Municipal Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$89,487,961
Aggregate unrealized appreciation of investments	$6,615,612
Aggregate unrealized depreciation of investments	(267,075)
Net unrealized appreciation of investments	$6,348,537

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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Notes
June 30, 2017 (Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$95,836,498

During the period ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: